Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2014
Related Party Balances and Transactions
Related Party Balances and Transactions

13. Related Party Balances and Transactions

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
E-House	Under the common control of E-House Holdings
SINA	Mr. Charles Chao, co-chairman of E-House, is SINA’s chairman and chief executive officer
Beijing China Real Estate Research Association Technology Ltd. (“CRERAT”)	Mr. Xin Zhou, co-chairman and chief executive officer of E-House, is the legal representative of CRERAT, and E-House owns 51% of CRERAT

These consolidated financial statements include transactions with E-House and its subsidiaries. Furthermore, E-House provided certain corporate services for the consolidated financial statement periods presented (see Note 1).

During the years ended December 31, 2012, 2013 and 2014, E-House loaned $1,500,000, $1,000 and nil, respectively, to fund capital injections into the Group’s PRC subsidiaries. Such amounts have been waived by E-House and have been reflected as capital contributions as of the date such loans were originally made.

During the years ended December 31, 2012, 2013 and 2014, significant related party transactions were as follows:

	Year Ended December 31,
	2012	2013	2014
	$	$	$
Corporate expenses allocated from E-House	21,560,829	15,527,623	2,857,251
Corporate service provided by E-House under transitional service agreement	—	—	10,399,978
Online advertising agency fee recognized as cost of revenues purchased from SINA	5,145,039	6,033,036	6,630,010
Services purchased from/rental paid to E-House	1,802,101	949,584	1,191,469
Services purchased from CRERAT	476,706	—	—
Online advertising services provided to E-House	1,540,073	10,614	160,238
Online advertising services provided to SINA	1,855	—	—

The transactions are measured at the amount of consideration established and agreed to by the related parties, which approximate amounts charged to third parties.

As at December 31, 2013, amounts due from related parties were $3,471,958, which was primarily for revenues collected by E-House on behalf, and partially offset by loans from E-House for general working capital requirements.

As at December 31, 2014, amounts due from related parties were $684, which were the cash paid to supplier on behalf of CRERAT for the purchase of marketing services.

As at December 31, 2013 and 2014, amounts due to related parties were comprised of the following:

	As of December 31,
	2013	2014
	$	$
SINA (1)	1,741,371	1,705,208
E-House (2)	—	1,560,283
Management (3)	1,656,000	1,840,000
E-House Management (3)	1,104,000	184,000
Total	4,501,371	5,289,491

(1)	The amount due to SINA as of December 31, 2013 and 2014 represents online advertising agency fees payable to SINA.

(2)

The amount due to E-House as of December 31, 2014 was primarily for corporate service fees charged to Leju, and partially offset by the amount due to online services provided to E-House and revenues collected by E-House on behalf. The balance is interest free and settable on demand.

(3)	The amount due to management/ E-House management represents consideration paid by management/ E-House management for unvested restricted shares (see Note 9).

The rollforward of the payable (receivable) balance with E-House for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Year Ended December 31,
	2012	2013	2014
	$	$	$
Balance at January 1	60,900,414	79,553,723	(3,471,958)
Loans from (Refund to) E-House for working capital	19,761,083	(43,818,894)	—
Loans from E-House for capital contribution	1,500,000	1,000	—
Corporate expenses allocated from E-House (Note 1)	21,560,829	15,527,623	2,857,251
Corporate service provided by E-House under transitional service agreement (Note 1)	—	—	10,399,978
Revenues collected by E-House on behalf of the Company	(433,290)	(45,449,972)	(4,803,958)
Related party balance waived as capital contribution	(23,060,829)	(15,528,623)	(2,857,251)
Service provided to E-House	(1,540,073)	(10,614)	(160,238)
Service purchased from E-House	1,802,101	949,584	1,191,469
Net (payment) receive for services	(936,512)	5,304,215	(1,595,010)
Balance at December 31	79,553,723	(3,471,958)	1,560,283